PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2018
PROPERTY AND EQUIPMENT
Schedule of components of property and equipment

	Thousands of Yen
	2017	2018
Leasehold improvements	¥710,576	¥299,614
Furniture and fixtures	140,952	133,375
Computers	1,257,079	1,254,982
Assets held under capital lease, principally office equipment	131,318	253,905
Motor vehicles and transport equipment	11,223	9,653
Other	4,029	―
Total	2,255,177	1,951,529
Accumulated depreciation	(1,077,922)	(1,195,647)
Property and equipment —net	¥1,177,255	¥755,882